Income Taxes - Summary of Aggregate Changes in Balances of Gross Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2018
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Unrecognized tax benefits, beginning balance	$ 22,435	$ 17,812	$ 17,677
Additions based on tax positions related to the current year	1,999	4,816	2,126
Additions for tax positions of prior years and acquisition	(880)	2,367
Reductions for tax positions of prior years	(3,097)
Lapse of statute of limitations	(7,486)	(2,535)	(2,390)
Increase due to translation of foreign currency			398
Decrease due to translation of foreign currency	(468)	(15)
Unrecognized tax benefits, ending balance	$ 12,503	$ 22,435	$ 17,812